Bradesco Brazilian Hard Currency Bond Fund
Bradesco Brazilian Hard Currency Bond Fund
Investment Objective
The Bradesco Brazilian Hard Currency Bond Fund (the “Brazilian Bond Fund”) seeks to achieve total return through income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Brazilian Bond Fund.  You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Brazilian Bond Fund.  More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page [      ] of the Brazilian Bond Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Bradesco Brazilian Hard Currency Bond Fund	Class A		Class C		Institutional Class	Retail Class
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	5.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%	[1]	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%		2.00%	2.00%
[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 12 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission. A CDSC of 1.00% is assessed on redemptions of Class C shares made within 12 months after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Bradesco Brazilian Hard Currency Bond Fund		Class A	Class C	Institutional Class	Retail Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	none	0.25%
Other Expenses	[1]	0.92%	0.92%	0.92%	0.92%
Total Annual Fund Operating Expenses	[2]	1.92%	2.67%	1.67%	1.92%
Fee Waiver and/or Expenses Reimbursement		0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.75%	2.50%	1.50%	1.75%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	BRAM US LLC ("BRAM US" or the "Adviser") has contractually agreed to waive or otherwise reduce its annual compensation received from the Brazilian Bond Fund to the extent that the Brazilian Bond Fund's "Total Annual Fund Operating Expenses," excluding taxes, Rule 12b-1 distribution fees, "Acquired Fund Fees and Expenses," interest, extraordinary items and brokerage commissions, exceed 1.50% of average daily net assets of the Brazilian Bond Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2017, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed expenses of the Brazilian Bond Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Expense Example

This Example is intended to help you compare the cost of investing in the Brazilian Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Brazilian Bond Fund’s Class A, Class C, Retail Class and Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Brazilian Bond Fund’s operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Bradesco Brazilian Hard Currency Bond Fund (USD $)	1 Year	3 Years
Class A	718	1,070
Class C	253	778
Institutional Class	153	474
Retail Class	178	550

Portfolio Turnover

The Brazilian Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Summary of Principal Investment Strategies

Under normal market conditions, the Brazilian Bond Fund invests at least 80% of its net assets, at the time of initial purchase, in fixed-income and floating rate debt instruments of the Brazilian government, Brazilian governmental entities, agencies, and other issuers the obligations of which are guaranteed by Brazil (“Quasi-Brazilian Sovereigns”) and Brazilian companies, each of which are denominated in U.S. dollars and foreign hard currencies. “Hard currencies” are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations.

In selecting investments, the Adviser uses a top-down macroeconomic analysis aiming to evaluate market drivers in terms of interest rates, foreign exchange currencies, inflation and GDP trends. The Adviser analyzes credit risks by (i) evaluating an issuer’s ability to generate cash in order to meet its financial commitments of the company as well as of the specific security considered for investment by the Brazilian Bond Fund; (ii) reviewing credit rating agency ratings and reports, to the extent such issuer is rated; and (iii) conducting a credit spread analysis.  The evaluation of credit risk is complemented by a bottom-up perspective by means of a fundamental analysis of each individual issuer. The strategy is implemented via the establishment of model portfolios considering different levels of credit risk and/or duration followed by a close monitoring and adjustments of the limits of all variables.

Brazilian fixed-income and floating rate debt instruments in which the Brazilian Bond Fund may invest include bonds, debt securities, and other similar instruments issued by Brazil, Quasi-Brazilian sovereigns, and Brazilian companies denominated in hard currency. Debt securities may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, corporate debt, asset-backed securities, bank certificates of deposit, fixed time deposits, bankers’ acceptances, and money market instruments including money market funds denominated in U.S. dollars or other currencies.  The Brazilian Bond Fund may invest in fixed-income and floating rate debt instruments of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” [Such securities may include those that are in default with respect to the payment of principal or interest. The Adviser does not manage the Brazilian Bond Fund to have a specific average portfolio maturity or duration.]

A Brazilian company is one: (i) that is organized under the laws of, or has a principal place of business in Brazil; (ii) where the principal securities market on which its securities are traded is in Brazil; (iii) that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in Brazil; or (iv) at least 50% of the assets of which are located in Brazil. The Brazilian Bond Fund may invest in companies of any market capitalization.

Consistent with the Fund’s investment objective, the Adviser may buy or sell options or futures on a security or an index of securities, or enter into interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives).

The Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

Summary of Principal Risks

The Brazilian Bond Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. There is no assurance that the Brazilian Bond Fund will achieve its investment objectives and you can lose money investing in this Fund.

•                  Risks of Investing in Brazil:  Investments in Brazilian securities are subject to regulatory and economic interventions that the Brazilian government has frequently exercised in the past, including the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls and limiting imports. In addition, the Brazilian securities markets may be subject to greater market volatility, lower trading volume, greater risk of market shut down, higher transactional and custody costs, decreased market liquidity and various administrative difficulties, such as delays in clearing and settling portfolio transactions. The Brazilian government has often changed monetary, taxation, credit, tariff and other policies to influence the core of Brazil’s economy. Investments are also subject to certain restrictions on foreign investment as provided by Brazilian law. The market for Brazilian securities is directly influenced by the flow of international capital, and economic and market conditions of certain countries, especially emerging market countries. The Brazilian economy has historically been subject to high rates of inflation and a high level of debt, all of which may stifle economic growth. Brazil is heavily dependent on exports to its trading partners, including the United States, China and other countries in Central and South America, and reduction in spending on Brazilian products or adverse economic events in any of these countries may impact the Brazilian economy. Despite rapid development in recent years, Brazil still suffers from high levels of corruption, crime and income disparity. There is the possibility that such conditions may lead to social unrest and political upheaval in the future, which may have adverse effects on the Fund’s investments.

•                  Credit Risk:  Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

•                  Derivatives Risk:  The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

•                  Distressed Securities Risk:  Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

•                  Emerging Markets Risk:  Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

•                  Extension Risk:  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

•                  Foreign Securities Risk:  Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money.  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

•                  Geographic Concentration:  Investing a significant portion of assets in Brazil makes the Fund more dependent upon the political and economic circumstances of that particular country than a mutual fund that is more widely diversified.

•                  Interest Rate Risk:  Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

•                  Junk Bonds Risk:  Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

•                  Leverage Risk:  Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

•                  Limited History of Operations: The Fund is a recently formed mutual fund and has a limited history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

•                  Liquidity Risk:  Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

•                  Market Risk and Selection Risk:  Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

•                  Portfolio Turnover Risk:  The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

•                  Prepayment Risk:  When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

•                  Sovereign Debt Risk:  Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

•                  Valuation Risk: The risk that the Brazilian Bond Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information
The Brazilian Bond Fund’s performance is only shown when the Fund has had a full calendar year of operations. There is no performance information included in this prospectus.